Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—71.5%
		Automotive—2.0%
$ 500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	$ 458,168
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 1/8/2031	426,226
EUR 300,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	296,374
$ 499,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	385,214
EUR 116,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 4.250%, 5/31/2028	124,817
		TOTAL	1,690,799
		Banking—10.0%
400,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	412,660
$ 200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	200,090
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	107,524
300,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	314,678
435,000		Aust & NZ Banking Group, Sub., Series EMTN, 5.101%, 2/3/2033	484,252
$ 400,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 2.750%, 1/11/2026	386,605
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.750%, 8/20/2035	198,024
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	179,847
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	307,357
GBP 300,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	398,489
$ 400,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	358,979
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	337,283
EUR 300,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	285,803
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	592,000
400,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	404,734
400,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	399,450
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	216,039
$ 350,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	356,475
500,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	409,165
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	468,035
$ 800,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	682,619
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	341,667
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	189,825
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	200,890
		TOTAL	8,232,490
		Basic Industries—12.0%
$ 525,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	498,980
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	176,731
850,000		Ashland Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	741,537
400,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	356,164
200,000	[1]	Cemex S.A.B. de C.V., Sr. Sub., REGS, 9.125%, 3/14/2028	213,515
195,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	178,477
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	44,511
320,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	302,933
24,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	24,152
131,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	133,537

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	$ 40,155
GBP 377,000		Edge Finco PLC, Sec. Fac. Bond, 144A, 8.125%, 8/15/2031	486,307
$ 400,000		FMG Reources, Sr. Unsecd. Note, 144A, 4.375%, 4/1/2031	366,931
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	272,524
200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 7.875%, 5/29/2030	197,064
595,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	540,661
175,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	169,920
EUR 500,000		Nexans SA, Sr. Unsecd. Note, 4.250%, 3/11/2030	540,104
$ 366,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	321,880
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	103,596
EUR 300,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	303,868
600,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	598,832
$ 400,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	333,081
EUR 400,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	417,637
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	312,185
$ 700,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	627,775
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	172,723
200,000	[2]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	172,723
650,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	551,928
711,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	694,457
		TOTAL	9,894,888
		Capital Goods—6.4%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 7.250%, 6/30/2027	42,520
EUR 400,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	356,124
GBP 113,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	84,072
$1,025,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	901,080
300,000		Berry Global, Inc., 1.650%, 1/15/2027	281,581
12,000		Berry Global, Inc., Sec. Fac. Bond, 144A, 5.650%, 1/15/2034	12,290
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	306,979
156,000		Crown European Holdings SA, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2030	169,210
200,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 4.750%, 3/15/2029	219,438
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	214,528
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	343,245
EUR 400,000		Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	409,532
600,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	597,527
$ 775,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	744,147
100,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	97,169
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	106,883
400,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	351,926
		TOTAL	5,238,251
		Consumer Cyclicals—2.2%
$ 425,000		American Axle & Manufacturing, Inc., Sr. Sub. Secd. Note, 5.000%, 10/1/2029	395,326
200,000		LKQ Corp., Sr. Unsecd. Note, 6.250%, 6/15/2033	209,979
EUR 100,000		LKQ DUTCH BOND BV, Sr. Unsecd. Note, 4.125%, 3/13/2031	108,901
250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	267,044
700,000		V.F. Corp., Sr. Unsecd. Note, 0.625%, 2/25/2032	561,667
$ 50,000		V.F. Corp., Sr. Unsecd. Note, 2.950%, 4/23/2030	43,226

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclicals—continued
EUR 200,000		ZF Finance GmbH, Sr. Unsecd. Note, Series EMTN, 2.250%, 5/3/2028	$ 192,856
		TOTAL	1,778,999
		Consumer Goods—1.7%
500,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	519,006
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	250,659
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	84,642
30,000		Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	30,349
233,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	212,425
338,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	317,281
		TOTAL	1,414,362
		Consumer Non-Cyclical—2.2%
EUR 450,000		BCP V Modular Services Finance PLC, Sr. Unsecd. Note, REGS, 6.750%, 11/30/2029	429,053
$ 560,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	552,909
EUR 400,000		Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 3/28/2030	419,530
350,000		Techem Verwaltungsgesell, Sec. Fac. Bond, 5.375%, 7/15/2029	380,047
		TOTAL	1,781,539
		Energy—3.2%
$ 300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	281,261
GBP 200,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	244,945
$ 200,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 4.150%, 6/1/2025	199,032
125,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.050%, 4/1/2045	111,623
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	257,432
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	30,721
439,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	400,246
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	533,005
600,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	570,898
		TOTAL	2,629,163
		Financial Services—0.3%
250,000	[1]	Societe Generale SA, 144A, 8.500%, 3/25/2034	253,369
		Health Care—5.6%
519,000		Centene Corp., 2.500%, 3/1/2031	436,080
425,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	355,567
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	207,122
100,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	87,731
$ 700,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	584,300
EUR 380,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	349,361
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	103,337
360,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	304,058
EUR 800,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	796,788
$ 66,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	67,308
699,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	655,775
688,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	645,012
		TOTAL	4,592,439
		Insurance—1.4%
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	381,684
EUR 400,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	426,393
$ 400,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	344,700
		TOTAL	1,152,777

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Media—2.0%
EUR 200,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	$ 219,721
$ 630,000		Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	578,854
600,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	585,844
GBP 100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	110,858
EUR 100,000		VZ Secured Financing B.V., Sec. Fac. Bond, REGS, 3.500%, 1/15/2032	96,428
100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	96,403
		TOTAL	1,688,108
		Packaging—1.3%
$ 467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	458,671
650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	598,121
		TOTAL	1,056,792
		Real Estate—1.9%
EUR 500,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	508,401
$ 200,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	182,361
795,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	741,131
170,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	165,089
		TOTAL	1,596,982
		Retail—1.4%
500,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	418,695
GBP 600,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	737,285
		TOTAL	1,155,980
		Technology & Electronics—2.5%
$ 100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	97,817
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	295,028
EUR 325,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	361,930
$ 150,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	129,691
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	63,949
700,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	631,697
160,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	151,344
375,000		Xerox Holdings Corp., Sr. Unsecd. Note, 144A, 8.875%, 11/30/2029	323,211
		TOTAL	2,054,667
		Telecommunications—8.9%
EUR 700,000	[1]	AT&T, Inc., Jr. Sub. Note, Series B, 2.875%, 3/2/2025	736,018
300,000		Cellnex Telecom, SA, Conv. Bond, Series CLNX, 0.750%, 11/20/2031	281,851
100,000		Cellnex Telecom, SA, Sr. Unsecd. Note, Series EMTN, 1.750%, 10/23/2030	98,013
600,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	601,399
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	394,025
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	301,785
700,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	737,874
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	356,895
200,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	178,243
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	298,046
EUR 500,000		Odido Group Holding B.V., Sr. Unsecd. Note, REGS, 5.500%, 1/15/2030	524,345
$ 448,000		Optics Bidco SpA, Sec. Fac. Bond, 144A, 6.000%, 9/30/2034	436,827
EUR 325,000		Optics Bidco SpA, Series emtn, 2.375%, 10/12/2027	331,422
100,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.750%, 4/15/2025	105,315
900,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	882,166
$ 72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	60,915

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
$ 300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	$ 211,140
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	204,672
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	204,672
GBP 349,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	378,025
		TOTAL	7,323,648
		Utilities—6.5%
$ 200,000		AES Andes SA, Jr. Sub. Note, REGS, 6.350%, 10/7/2079	200,156
257,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	217,935
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	437,104
625,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	543,253
EUR 800,000		EDP, S.A., Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	768,894
650,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	598,449
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	100,069
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	100,069
$ 347,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	322,014
GBP 500,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	462,546
$1,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	938,310
EUR 700,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	688,978
		TOTAL	5,377,777
		TOTAL CORPORATE BONDS (IDENTIFIED COST $58,009,168)	58,913,030
		U.S. TREASURIES—18.4%
$7,500,000	[3,4]	United States Treasury Bill, 0.000%, 12/26/2024	7,477,288
6,405,400	[3,4]	United States Treasury Bill, 0.000%, 2/20/2025	6,343,072
1,400,000		United States Treasury Note, 3.750%, 8/15/2027	1,386,541
		TOTAL U.S. TREASURIES (IDENTIFIED COST $15,219,056)	15,206,901
		FOREIGN GOVERNMENT/AGENCY—4.7%
		Sovereign—4.7%
GBP 3,055,000		United Kingdom, Government of, Unsecd. Note, 5.000%, 3/7/2025 (IDENTIFIED COST $4,007,881)	3,890,850
		TOTAL INVESTMENT IN SECURITIES—94.6% (IDENTIFIED COST $77,236,105)	$78,010,781
		OTHER ASSETS AND LIABILITIES - NET—5.4%[5]	4,444,576
		TOTAL NET ASSETS—100.0%	$82,455,357

At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
United States Treasury Notes 2 Year Long Futures	4	$824,438	March 2025	$1,208
United States Treasury Notes 5 Year Long Futures	51	$5,487,680	March 2025	$17,791
United States Treasury Notes Ultra Bond Long Futures	1	$127,187	March 2025	$1,427
Short Futures:
Euro-Bobl Short Futures	4	$ (506,605)	December 2024	$(5,014)
Euro-Bond Short Futures	10	$ (1,424,284)	December 2024	$(5,773)
United States Treasury Notes 10 Year Short Futures	12	$ (1,334,250)	March 2025	$(5,915)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,724
At November 30, 2024, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2024[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
JPMorgan	Volvo	Sell	5.00%	12/20/2029	2.28%	$309,000	$38,846	$45,728	$(6,882)
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	12/20/2029	1.21%	$300,000	$55,856	$51,283	$4,573
Morgan Stanley	AXL	Sell	5.00%	12/20/2029	3.60%	$150,000	$8,452	$9,145	$(693)
Morgan Stanley	Ford Motor Co.	Sell	5.00%	12/20/2029	1.41%	$335,000	$52,758	$51,096	$1,662
Morgan Stanley	Forvia	Sell	5.00%	12/20/2029	3.50%	$280,000	$18,577	$34,266	$(15,689)
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2030	3.12%	$100,000	$8,684	$4,892	$3,792
Morgan Stanley	Markit CDX North America High Yield Index Series 39	Sell	5.00%	12/20/2027	1.72%	$2,551,100	$210,124	$177,065	$33,059
Morgan Stanley	Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/2029	2.95%	$12,803,000	$1,100,993	$913,710	$187,283
Morgan Stanley	Optics	Sell	1.00%	12/20/2029	1.65%	$100,000	$(3,235)	$(4,183)	$948
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	12/20/2029	1.75%	$200,000	$(7,190)	$(8,346)	$1,156
Morgan Stanley	Valeo	Sell	1.00%	12/20/2029	2.52%	$400,000	$(27,981)	$(19,243)	$(8,738)
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	12/20/2029	3.92%	$244,000	$11,633	$6,409	$5,224
TOTAL CREDIT DEFAULT SWAPS							$1,467,517	$1,261,822	$205,695
At November 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
12/18/2024	Lloyds Bank PLC	100,000 EUR	$105,498	$(265)
12/18/2024	Northern Trust	20,750,000 EUR	$23,175,156	$1,229,411
12/18/2024	Northern Trust	5,550,000 GBP	$7,330,279	$268,276
12/18/2024	RBC Europe	200,000 EUR	$220,194	$8,669
12/18/2024	RBC Europe	700,000 EUR	$743,648	$3,309
12/18/2024	RBC Europe	250,000 EUR	$264,237	$(169)
12/18/2024	RBC Europe	400,000 GBP	$523,337	$14,364
12/18/2024	State Steet Bank	300,000 EUR	$317,121	$(167)
12/18/2024	State Street Bank	200,000 EUR	$215,382	$3,856
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,527,284

1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2024, these restricted securities amounted to $172,723, which represented 0.2% of total net assets.

Additional information on restricted securities held at November 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$155,528	$172,723

3	Discount rate at time of purchase.
4	Zero coupon bond.
5	Assets, other than investments in securities, less liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$58,913,030	$—	$58,913,030
U.S. Treasuries	—	15,206,901	—	15,206,901
Foreign Government/Agency	—	3,890,850	—	3,890,850
TOTAL SECURITIES	$—	$78,010,781	$—	$78,010,781
Other Financial Instruments:
Assets
Futures Contracts	$20,426	$—	$—	$20,426
Swap Contracts	—	1,505,923	—	1,505,923
Foreign Exchange Contracts	—	1,527,885	—	1,527,885
Liabilities
Futures Contracts	(16,702)	—	—	(16,702)
Swap Contracts	—	(38,406)	—	(38,406)
Foreign Exchange Contracts	—	(601)	—	(601)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,724	$2,994,801	$—	$2,998,525

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter